Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] € in Millions, $ in Millions, $ in Millions		3 Months Ended
	May 31, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 CAD ($)
G S K | Regulatory Milestone [Member]
Milestone Payment Period		70 days
Milestone Payment Payable		$ 126.0	€ 100.0
Welichem Biotech Inc [Member]
Milestone Payment Period	60 days
Milestone Payment Payable		20.0		$ 25.0
ROIVRevenue Interest Purchase And Sale Agreement [Member]
Gross proceeds from revenue interest purchase and sale agreement.		$ 160.0